SEGMENT INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	$ 64,975		$ 37,867		$ 23,019
Cost of revenue	32,078	[1]	19,798	[1]	13,460	[1]
Gross profit	32,897	[1]	18,069	[1]	9,559	[1]
Operating expenses	19,029	[1]	12,487	[1]	9,563	[1]
Depreciation and amortization	1,551		1,422		1,233
Adjusted EBITDA
IPO related bonus	1,000
Share-based compensation expense	1,109		267		343
Operating Income	11,759		5,315		(347)
FINANCIAL EXPENSES - net	531		539		416
INCOME (LOSS) BEFORE TAXES ON INCOME	11,228		4,776		(763)
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	80,611		46,212		28,005
Cost of revenue	47,059	[1]	27,885	[1]	18,402	[1]
Gross profit	33,552	[1]	18,327	[1]	9,603	[1]
Operating expenses	19,029	[1]	12,487	[1]	9,563	[1]
Adjusted EBITDA
Intersegment Eliminations [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	(15,636)	[2]	(8,345)	[2]	(4,986)	[2]
Cost of revenue	(14,981)	[1]	(8,087)	[1]	(4,942)	[1]
Gross profit	(655)	[1]	(258)	[1]	(44)	[1]
Adjusted EBITDA
Nutrition [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	76,167		44,380		27,266
Cost of revenue	45,804	[1]	27,297	[1]	17,955	[1]
Gross profit	30,363	[1]	17,083	[1]	9,311	[1]
Operating expenses	13,009	[1]	7,850	[1]	7,735	[1]
Depreciation and amortization	1,415		1,304		1,168
Adjusted EBITDA	18,769		10,537		2,744
VAYA Pharma [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net revenues	4,444		1,832		739
Cost of revenue	1,255	[1]	588	[1]	447	[1]
Gross profit	3,189	[1]	1,244	[1]	292	[1]
Operating expenses	6,020	[1]	4,637	[1]	1,828	[1]
Depreciation and amortization	136		118		65
Adjusted EBITDA	$ (2,695)		$ (3,275)		$ (1,471)

[1]	Including depreciation and amortization but excluding share-based compensation expense.
[2]	Representing the change from proportionate consolidation to the equity method of accounting.